Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Columbia New York Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	LNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to lower rated (BBB, BB and non-rated) bonds and airline, charter school, hospital and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-4 years maturity and water & sewer bonds also added to performance relative to the benchmark.
Security selection
| Selection within transportation and tobacco bonds, bonds rated AA and bonds with 12-17 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds with 0-2 years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweight allocations to industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 12-17 years to maturity also detracted from relative performance.
Security selection
| Selection in bonds rated A and BBB, hospital, local general obligation and pre-refunded bonds, and bonds with 6-12 years to maturity detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	6.49	0.43	1.48
Class A (including sales charges) (a)	3.27	(0.17)	1.17
Bloomberg New York 3-15 Year Blend Municipal Bond Index	7.70	1.10	2.05
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 99,422,082
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 515,798
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 99,422,082
Total number of portfolio holdings	107
Management services fees (represents 0.47% of Fund average net assets)	$ 515,798
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%
Asset C
ate
gories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia New York Intermediate Municipal Bond Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Advisor Class
Trading Symbol	CNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven
by overweights to lower rated (BBB, BB and non-rated) bonds and airline, charter school, hospital and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-4 years maturity and water & sewer bonds also added to performance relative to the benchmark.
Security selection
| Selection within transportation and tobacco bonds, bonds rated AA and bonds with 12-17 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds with 0-2 years to maturity and pre-refunded bonds detracted from
performance relative to the benchmark. Underweight allocations to industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 12-17 years to maturity also detracted from relative performance.
Security selection
| Selection in bonds rated A and BBB, hospital, local general obligation and pre-refunded bonds, and bonds with 6-12 years to maturity detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	6.86	0.68	1.74
Bloomberg New York 3-15 Year Blend Municipal Bond Index	7.70	1.10	2.05
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 99,422,082
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 515,798
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 99,422,082
Total number of portfolio holdings	107
Management services fees (represents 0.47% of Fund average net assets)	$ 515,798
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%

Material Fund Change [Text Block]
Certain Fund
Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia New York Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	GNYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were
driven by overweights to lower rated (BBB, BB and non-rated) bonds and airline, charter school, hospital and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-4 years maturity and water & sewer bonds also added to performance relative to the benchmark.
Security selection
| Selection within transportation and tobacco bonds, bonds rated AA and bonds with 12-17 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds with 0-2 years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweight allocations to industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 12-17 years to maturity also detracted from relative performance.
Security selection
| Selection in bonds rated A and BBB, hospital, local general obligation and pre-refunded bonds, and bonds with 6-12 years to maturity detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	6.75	0.68	1.74
Bloomberg New York 3-15 Year Blend Municipal Bond Index	7.70	1.10	2.05
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 99,422,082
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 515,798
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 99,422,082
Total number of portfolio holdings	107
Management services fees (represents 0.47% of Fund average net assets)	$ 515,798
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a
summary of certain changes
to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a
summary of certain changes
to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to lower rated (BBB, BB and non-rated) bonds and airline, charter school, hospital and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-4 years maturity and water & sewer bonds also added to performance relative to the benchmark.
Security selection
| Selection within transportation and tobacco bonds, bonds rated AA and bonds with 12-17 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds with 0-2 years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweight allocations to industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 12-17 years to maturity also detracted from relative performance.
Security selection
| Selection in bonds rated A and BBB, hospital, local general obligation and pre
-refunded bonds, and bonds with 6-12 years to maturity detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a),(b)	6.79	0.74	1.79
Bloomberg New York 3-15 Year Blend Municipal Bond Index	7.70	1.10	2.05
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2016 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 99,422,082
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 515,798
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 99,422,082
Total number of portfolio holdings	107
Management services fees (represents 0.47% of Fund average net assets)	$ 515,798
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%

Material Fund Change [Text Block]
Certain Fund
Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia New York Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CNYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia New York Intermediate Municipal Bond Fund (the Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweights to lower rated (BBB, BB and non-rated) bonds and airline, charter school, hospital and continuing care retirement community (CCRC) bonds. Underweights to bonds with 2-4 years maturity and water & sewer bonds also added to performance relative to the benchmark.
Security selection
| Selection within transportation and tobacco bonds, bonds rated AA and bonds with 12-17 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds with 0-2 years to maturity and pre-refunded bonds detracted from performance relative to the benchmark. Underweight allocations to industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 12-17 years to maturity also detracted from relative performance.
Security selection
| Selection in bonds rated A and BBB, hospital, local general obligation and pre-refunded bonds, and bonds with 6-12 years to maturity detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	6.84	0.78	1.81
Bloomberg New York 3-15 Year Blend Municipal Bond Index	7.70	1.10	2.05
Bloomberg Municipal Bond Index	9.70	1.05	2.30
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 99,422,082
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 515,798
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 99,422,082
Total number of portfolio holdings	107
Management services fees (represents 0.47% of Fund average net assets)	$ 515,798
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
New York State Dormitory Authority 07/01/2025 0.000%	3.7%
Metropolitan Transportation Authority 11/15/2026 5.000%	2.7%
New York City Transitional Finance Authority 11/01/2034 5.000%	2.7%
Port Authority of New York & New Jersey 07/15/2034 5.000%	2.6%
Triborough Bridge & Tunnel Authority 11/15/2031 5.000%	2.3%
Long Island Power Authority 09/01/2041 5.000%	2.2%
City of Yonkers 09/01/2028 5.000%	2.2%
New York State Thruway Authority 01/01/2036 5.000%	2.2%
New York State Dormitory Authority 07/01/2037 5.000%	2.2%
New York State Dormitory Authority 03/15/2035 5.000%	2.1%

Material Fund Change [Text Block]
Certain Fund
Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Material Fund Change Strategies [Text Block]	Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature